United States
                          Securities an Exchange Commission
                               Washington D.C. 20549
                                     Form13 F
                                Form 13F Cover Page

Report for the Calendar Year or Quarter ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                      Empirical Wealth Management, LLC
Address:                   9755 SW Barnes Road Suite 210
                           Portland, OR 97225
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Melissa McDermott
Title:			Chief Compliance Officer
Phone:			503-808-9005
Signature,		Place,                   and Date of Signing:
Melissa McDermott	Portland, Oregon         May 5, 2009

Report Type (Check only one.):
				[X] 13F Holdings Report
				[ ]  13F Notice
				[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              24
Form 13F Information Table Value Total:        $135,144

List of Other Applicable Managers:  None

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                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
INTEL CORP			COM	458140100	209	13590	SH		Sole				13590
ISHARES TR BARCLAYS TIPS	ETF	464287176	21860	216582	SH		Sole				216582.1004
ISHARES S&P 500 INDEX		ETF	464287200	721	8236	SH		Sole				8235.649
ISHARES MSCI EMRG MKT INDEX	ETF	464287234	444	15628	SH		Sole				15628.393
ISHARES TR BARCLAYS 1-3 YR TRE	ETF	464287457	13557	161451	SH		Sole				161450.6557
ISHARES TR MSCI EAFE		TF	464287465	1662	39899	SH		Sole				39899.0091
ISHARES MSCI EAFE SMALL CAP	ETF	464288273	449	17503	SH		Sole				17502.689
ISHARES S&P WORLD EX-US		ETF	464288422	347	16010	SH		Sole				16009.933
ISHARES BARCLAYS 1-3 YEAR CRED	ETF	464288646	21624	214589	SH		Sole				214588.5975
ISHARES BARCLAYS 3-7 YEAR TREA	ETF	464288661	10111	89546	SH		Sole				89545.5584
ISHARES RUSSELL MICRO CAP	ETF	464288869	1671	53978	SH		Sole				53977.526
LSI LOGIC CORP			COM	502161102	92	23040	SH		Sole				23040
MICROSOFT CORP			COM	594918104	1039	51294	SH		Sole				51294
NATIONAL BEVERAGE CORP		COM	635017106	322	30566	SH		Sole				30566
PROCTER & GAMBLE CO		COM	742718109	283	5606	SH		Sole				5606.3958
VANGUARD SHORT-TERM BOND ETF	ETF	921937827	12631	160050	SH		Sole				160050.0737
VANGUARD EUROPE PACIFIC ETF	ETF	921943858	5441	211970	SH		Sole				211969.811
VANGUARD TOTAL WORLD STOCK IND	ETF	922042742	1040	32337	SH		Sole				32337.164
VANGUARD EMERGING MARKETS STOC	ETF	922042858	4256	154780	SH		Sole				154779.7791
VANGUARD REIT INDEX VIPERS	ETF	922908553	1935	60718	SH		Sole				60717.7399
VANGUARD LARGE CAP		ETF	922908637	23985	605064	SH		Sole				605064.0806
VANGUARD VALUE VIPERS		ETF	922908744	524	13917	SH		Sole				13917.46
VANGUARD TOTAL STOCK MARKET VI	ETF	922908769	4397	100080	SH		Sole				100079.5562
COTT CORP			COM	22163N106	45	22500	SH		Sole				22500
ISHARES GSCI COMMODITY-INDEXED	ETF	46428R107	6499	261008	SH		Sole				261008

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